Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 16,483	$ 16,604	$ 15,855
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(1,335)	(44)	(693)
Net changes related to available-for-sale securities: (Note L)
Unrealized gains/(losses) arising during the period	(4)	8	(14)
Reclassification of (gains)/losses to net income	(8)	(42)	(231)
Subsequent changes in previously impaired securities arising during the period	4	20	4
Total net changes related to available-for-sale securities	(8)	(14)	(241)
Unrealized gains/(losses) on cash flow hedges: (Note L)
Unrealized gains/(losses) arising during the period	43	32	(266)
Reclassification of (gains)/losses to net income	(166)	(253)	511
Total unrealized gains/(losses) on cash flow hedges	(123)	(220)	245
Retirement-related benefit plans: (Note L)
Prior service costs/(credits)	16		(28)
Net (losses)/gains arising during the period	5,369	(7,489)	(5,463)
Curtailments and settlements	(3)	(2)	11
Amortization of prior service (credits)/costs	(114)	(148)	(157)
Amortization of net (gains)/losses	3,499	2,457	1,847
Total retirement-related benefit plans	8,767	(5,182)	(3,790)
Other comprehensive income/(loss), before tax (Note L)	7,301	(5,460)	(4,479)
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	(3,144)	1,587	1,339
Other comprehensive income/(loss) (Note L)	4,157	(3,874)	(3,142)
Total comprehensive income/(loss)	$ 20,641	$ 12,731	$ 12,713